Note 4 - Revenue and Segmental Information (Tables)	12 Months Ended
Jun. 30, 2023
Statement Line Items [Line Items]
Disclosure of geographical areas [text block]
	Year Ended June 30
(US dollars in thousands)	2023	2022	2021
Australia	13,596	20,958	22,581
Netherlands	1,464	1,490	1,394
United Kingdom	-	-	-
United States	-	-	-
Total revenues	15,060	22,448	23,975

Disclosure of products and services [text block]
	Year Ended June 30
(US dollars in thousands)	2023	2022	2021
Electrical products and related services	13,596	20,958	22,396
Development fees	-	-	185
Vehicle spec conversion	-	789	137
Conversion kits	1,394	301	1,219
Accessories	70	400	38
Total revenues	15,060	22,448	23,975

Disclosure of operating segments [text block]
	Continuing operations						Discontinued operations	Total
Year Ended June 30, 2023	Critical Power	Solar	Electric	Sustainable Energy	Corporate	Total	Critical Power
(US dollars in thousands)	Services	Development	Vehicles	Solutions	Office	Continuing	Services
Revenue from contracts with customers	13,596	-	1,464	-	-	15,060	-	15,060
Costs of sales - other	(11,900)	-	(1,572)	-	-	(13,472)	-	(13,472)
Cost of sales - non-recurring events	(3,850)	-	-	-	-	(3,850)	-	(3,850)
Gross profit	(2,154)	-	(108)	-	-	(2,262)	-	(2,262)
General and administrative expenses	(1,390)	(297)	(1,005)	(367)	(4,561)	(7,620)	-	(7,620)
Other gains/(losses)	-	-	-	30	-	30	(4,207)	(4,177)
Other income	50	69	-	-	-	119	-	119
Depreciation and amortization	(895)	-	(673)	(3)	(10)	(1,581)	-	(1,581)
Operating loss	(4,389)	(228)	(1,786)	(340)	(4,571)	(11,314)	(4,207)	(15,521)
Restructuring and other non-recurring costs	(1)	-	(214)	-	(1,869)	(2,084)	-	(2,084)
Finance expense - net	(6,841)	(34)	936	(50)	(221)	(6,210)	-	(6,210)
Profit/(loss) before income tax	(11,231)	(262)	(1,064)	(390)	(6,661)	(19,608)	(4,207)	(23,815)
Income tax	(619)	-	(40)	119	-	(540)	-	(540)
Loss for the year	(11,850)	(262)	(1,104)	(271)	(6,661)	(20,148)	(4,207)	(24,355)
	Continuing operations						Discontinued operations	Total
Year Ended June 30, 2022 (restated)	Critical Power	Solar	Electric	Sustainable Energy	Corporate	Total	Critical Power
(US dollars in thousands)	Services	Development	Vehicles	Solutions	Office	Continuing	Services
Revenue from contracts with customers	20,958	-	1,490	-	-	22,448	15,168	37,616
Costs of sales - other	(18,804)	-	(1,504)	-	-	(20,308)	(13,842)	(34,150)
Cost of sales - non-recurring events	(1,881)	-	-	-	-	(1,881)	-	(1,881)
Gross profit	273	-	(14)	-	-	259	1,326	1,585
General and administrative expenses	(1,568)	(80)	(2,901)	(1,660)	(7,602)	(13,811)	(1,485)	(15,296)
Other gains/(losses)	103	(139)	-	23	-	(13)	-	(13)
Other income	662	-	-	-	-	662	324	986
Depreciation and amortization	(1,165)	-	(443)	(3)	(9)	(1,620)	(767)	(2,387)
Operating loss	(1,695)	(219)	(3,358)	(1,640)	(7,611)	(14,523)	(602)	(15,125)
Restructuring and other non-recurring costs	45	-	(429)	-	(59)	(443)	-	(443)
Finance expense - net	(7,470)	-	(974)	23	(10)	(8,431)	(172)	(8,603)
Profit/(loss) before income tax	(9,120)	(219)	(4,761)	(1,617)	(7,680)	(23,397)	(774)	(24,171)
Income tax	1,349	-	575	192	(148)	1,968	149	2,117
Loss for the year	(7,771)	(219)	(4,186)	(1,425)	(7,828)	(21,429)	(625)	(22,054)
	Continuing operations						Discontinued operations	Total
Year Ended June 30, 2021	Critical Power	Solar	Electric	Sustainable Energy	Corporate	Total	Critical Power
(US dollars in thousands)	Services	Development	Vehicles	Solutions	Office	Continuing	Services
Revenue	22,396	185	1,394	-	-	23,975	16,436	40,411
Costs of sales - other	(18,322)	-	(1,292)	-	-	(19,614)	(14,470)	(34,084)
Cost of sales - non-recurring events	-	-	-	-	-	-	-	-
Gross profit	4,074	185	102	-	-	4,361	1,966	6,327
General and administrative expenses	(1,522)	(1,309)	(1,923)	-	(4,897)	(9,651)	(1,482)	(11,133)
Other gains/(losses)	36	733	-	-	-	769	-	769
Other income	960	-	-	-	-	960	552	1,512
Depreciation and amortization	(1,099)	(4)	(346)	-	(4)	(1,453)	(803)	(2,256)
Operating profit/(loss)	2,449	(395)	(2,167)	-	(4,901)	(5,014)	233	(4,781)
Restructuring and other non-recurring costs	(24)	-	(631)	-	(2,222)	(2,877)	(3)	(2,880)
Finance expense - net	1,824	(24)	(1)	-	(2,073)	(274)	(137)	(411)
Profit/(loss) before income tax	4,249	(419)	(2,799)	-	(9,196)	(8,165)	93	(8,072)
Income tax	(691)	96	733	-	-	138	(24)	114
Loss for the year	3,558	(323)	(2,066)	-	(9,196)	(8,027)	69	(7,958)
As at June 30, 2023	Critical Power	Solar	Electric	Sustainable Energy	Corporate
(US dollars in thousands)	Services	Development	Vehicles	Solutions	Office	Total

Assets	18,034	12,726	17,493	10,343	2,819	61,416
Liabilities	(15,539)	-	(7,564)	(645)	(33,921)	(57,670)
Net assets/(liabilities)	2,495	12,726	9,929	9,698	(31,102)	3,746
As at June 30, 2022	Critical Power	Solar	Electric	Sustainable Energy	Corporate
(US dollars in thousands)	Services	Development	Vehicles	Solutions	Office	Total

Assets	30,878	22,505	14,202	1,170	903	69,657
Liabilities	(13,452)	(377)	(4,528)	(485)	(29,200)	(48,042)
Net assets/(liabilities)	17,426	22,128	9,673	685	(28,297)	21,615
As at June 30, 2021	Critical Power	Solar	Electric	Sustainable Energy	Corporate
(US dollars in thousands)	Services	Development	Vehicles	Solutions	Office	Total

Assets	35,604	24,693	9,027	-	7,188	76,512
Liabilities	(9,442)	(767)	(2,093)	-	(23,792)	(36,094)
Net assets/(liabilities)	26,162	23,926	6,934	-	(16,604)	40,418